Quarterly Financial Data (Unaudited) - Summary of Quarterly Financial Data (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Revenue
Other revenue	$ 32,684	$ 18,047	$ 13,556
Total revenue	593,036	303,922	163,440
Other income	2,798	3,490	3,672
Service cost
Procurement cost of hotels and packages services	168,387	54,760	19,146
Other cost of providing services	9,180	3,990	3,162
Personnel expenses	131,968	116,924	105,661
Marketing and sales promotion expenses	101,601	51,033	22,741
Other operating expenses	133,698	81,575	51,075
Depreciation, amortization and impairment	27,396	29,496	33,010
Results from operating activities	23,604	(30,366)	(67,683)
Loss before tax	(12,144)	(46,674)	(60,549)
Profit (loss) for the period	(11,168)	(45,567)	(56,042)
Air Ticketing [Member]
Revenue
Revenue	147,793	88,712	57,013
Hotels and Packages [Member]
Revenue
Revenue	337,686	157,267	67,976
Bus Ticketing [Member]
Revenue
Revenue	$ 74,873	$ 39,896	$ 24,895